RELATED PARTY TRANSACTIONS (Details) (Goldman, Sachs & Co [Member], Financing Activities [Member], USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 26, 2014
Goldman, Sachs & Co [Member] | Financing Activities [Member]
Related Party Transaction [Line Items]
Related party transaction, amount of transaction	$ 2.6